Basis of Presentation (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits	€ 864	€ 922	€ 1,408
Equity	€ 119,097	€ (16,430)	84,065	€ 20,939
IFRS 19 | Cumulative effect, period of adoption, adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits			(226)
IFRS 38 | Cumulative effect, period of adoption, adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity			€ (495)